TRADE AND OTHER PAYABLES - Trade payables by currency (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2017	Dec. 31, 2016
TRADE AND OTHER PAYABLES
Current trade payables	Rp 15,574	Rp 13,518
Rupiah
TRADE AND OTHER PAYABLES
Current trade payables	13,344	11,270
USD
TRADE AND OTHER PAYABLES
Current trade payables	2,167	2,196
Others
TRADE AND OTHER PAYABLES
Current trade payables	Rp 63	Rp 52